SOL V. SLOTNIK, P.C.
11 East 44th Street-17th Floor
New York, New York 10017
Tel. (212) 687-1222
Fax (212) 986-2399

August 22, 2006

VIA EDGAR CORRESPONDENCE FILE

United States Securities and Exchange Commission

Washington, D.C. 20549

Division of Corporation Finance

Attn: William H. Demarest, Staff Accountant

Re: Direct Equity International, Inc.—Form 8-K

Filed June 15, 2006—File No. 0-28581

Dear Mr. Demarest:

I am replying on behalf of Direct Equity International, Inc. (“DEQI” or the “Company”) to your letter dated August 10, 2006 to Mr. Makoto Omori, President and CEO of the Company. I am counsel to, and Assistant Secretary of, the Company.

This letter is filed as part of an amended Form 8-K for June 15, 2006 of the Company to which there is also attached the consent of the former accountant for the Company, The Firm of Armando Ibarra, CPA (the “Ibarra Firm”). I am replying instead of Mr. Omori because I am the person who had the direct dealings with the Ibarra Firm and Mr. Oscar Ibarra, the accountant directly involved with the Company. In that regard please be advised as follows:

1.

I sent a draft of the Form 8-K to the Ibarra Firm, including specifically Mr. Oscar Ibarra, prior to the filing date with a request that they respond in accordance with the SEC requirements for Item 4.01 filing on Form 8-K. I received no reply of any kind.

2.	On the Company’s behalf I filed the Form 8-K with the required language concerning filing an amendment when the Company received the required letter from the Ibarra Firm.
3.

Subsequently, I tried repeatedly, both by telephone calls and e-mails, to receive a response from the Ibarra Firm. I did not receive a reply to the telephone calls and e-mails, except one occasion when Mr. Oscar Ibarra assured me the firm letter would be forthcoming. In fact, it was not sent.

4.	Finally, although the attached letter from the Ibarra Firm bears a July 28, 2006 date, I only received it as an e-mail attachment on July 31, 2006.

United States Securities and Exchange Commission

August 22, 2006

As requested in your letter and on behalf of the Company, the Company acknowledges that:

1.	The Company is responsible for the adequacy and accuracy of the disclosures in the Form 8-K filing.
2.	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing.
3.	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely yours,

Sol V. Slotnik, Assistant Secretary and Counsel